Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Property Plant and Equipment
The service life ranges and weighted average remaining service life of the Corporation's PPE as at December 31 were as follows.

	2019		2018
(years)	Service Life Ranges	Weighted Average Remaining Service Life	Service Life Ranges	Weighted Average Remaining Service Life
Distribution
Electric	5-80	32	5-80	33
Gas	15-95	36	14-95	35
Transmission
Electric	20-90	43	20-90	42
Gas	5-85	32	5-85	41
Generation	1-85	25	1-85	24
Other	3-70	14	3-70	15

(in millions)	Cost	Accumulated Depreciation	Net Book Value
2019
Distribution
Electric (1)	$11,396	$(3,125)	$8,271
Gas	5,277	(1,330)	3,947
Transmission
Electric	15,207	(3,293)	11,914
Gas	2,267	(681)	1,586
Generation	6,380	(2,472)	3,908
Other	4,042	(1,327)	2,715
Assets under construction	1,329	—	1,329
Land	318	—	318
	$46,216	$(12,228)	$33,988

(in millions)	Cost	Accumulated Depreciation	Net Book Value
2018
Distribution
Electric (1)	$11,000	$(3,093)	$7,907
Gas	4,767	(1,244)	3,523
Transmission
Electric	14,665	(3,212)	11,453
Gas	2,214	(639)	1,575
Generation	6,164	(2,279)	3,885
Other	3,877	(1,251)	2,626
Assets under construction	1,478	—	1,478
Land	310	—	310
	$44,475	$(11,718)	$32,757

(1)
Includes FortisAlberta's deferred operating overhead costs of $121 million (December 31, 2018 - $103 million), representing costs related to the construction of PPE that are deferred for collection in future customer rates over the lives of the related PPE. These costs were reclassified to PPE from long-term regulatory assets to provide greater comparability between subsidiaries.

Intangible Assets
The service life ranges and weighted average remaining service life of finite-life intangible assets as at December 31 were as follows.

	2019		2018
(years)	Service Life Ranges	Weighted Average Remaining Service Life	Service Life Ranges	Weighted Average Remaining Service Life
Computer software	3-10	4	3-10	4
Land, transmission and water rights	43-90	58	36-90	57
Other	10-100	12	10-100	13

		Accumulated	Net Book
(in millions)	Cost	Amortization	Value
2019
Computer software	$946	$(576)	$370
Land, transmission and water rights	890	(122)	768
Other	115	(61)	54
Assets under construction	68	—	68
	$2,019	$(759)	$1,260

		Accumulated	Net Book
(in millions)	Cost	Amortization	Value
2018
Computer software	$860	$(533)	$327
Land, transmission and water rights	855	(125)	730
Other	120	(58)	62
Assets under construction	81	—	81
	$1,916	$(716)	$1,200